Financial investments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Investments
Schedule of short-term investments

	Weighted average rate (p.a.)	2022	2021
Local currency
Government bonds	100.1% of CDI	3,880	2,042
Private bonds	98.1% of CDI	253,386	288,056
Investment funds	78.3% of CDI	10,576	12,042
Total local currency		267,842	302,140

Foreign currency
Private bonds		-	33,570
Investment funds	20%	155,576	37,979
Total foreign currency		155,576	71,549

Total		423,418	373,689

Current		404,113	291,363
Non-current		19,305	82,326

Of the total amount recorded on December 31, 2022, R$266,553 (R$333,984 on December 31, 2021), refer to investments used as guarantees linked to deposits for lease operations, derivative financial instruments, lawsuits and loans and financing.